CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,353,921)	$ (3,549,645)	$ (5,763,947)	$ (4,444,505)
Loss attributable to non-controlling interests	(271,330)	(219,628)	390,932	410,788
Common stock issued for services	1,315,247	105,141	(146,283)	(149,200)
Preferred stock issued for services	2,000	0
Bad debt expense	124,660	0
Depreciation	147,642	36,823	44,763	57,764
Amortization of intangibles	187,836	10,890	14,520	23,595
Net loss attributable to Singlepoint Inc. stockholders			(5,373,015)	(4,033,717)
Amortization of debt discounts	803,261	10,474	0	2,174,273
Amortization of deferred compensation	45,280	90,559	105,652	0
Adjustments to reconcile net loss to net cash used in operating activities
(Gain) loss on change in fair value of equity securities	0	41,627	76,627	(1,552,249)
Loss attributable to non-controlling interests			(390,932)	410,788
Goodwill impairment charge	28,005	0
(Gain) loss on debt settlement	0	(474,622)	(513,909)	41,264
Common stock issued for warrants	0	322,338	416,444	0
Changes in operating assets and liabilities (net of acquisitions):
Accounts receivable	(984,416)	(415,608)	(87,395)	45,860
Amortization of debt discounts			16,772	2,174,273
Prepaid expenses	(104,848)	(51,995)	(36,013)	19,593
Inventory	(931,785)	(68,180)	(70,250)	11,207
Contract assets	(67,611)	0
Accounts payable	1,661,099	462,606	(13,546)	77,423
Accrued expenses	192,272	47,804	151,597	886,196
Unearned revenue	1,132,401	0
Goodwill impairment charge			680,772	0
NET CASH USED IN OPERATING ACTIVITIES	(3,074,208)	(3,651,416)	(4,831,629)	(1,955,379)
Acquisitions, net of cash acquired	(1,283,613)	0	(25,000)
Preferred stock issued for services			0	555,000
Cash paid for acquisition related expenses	0	(25,000)
Cash paid for investment	(75,000)	0
Cash paid for property	(92,922)	(16,702)
Changes in operating assets and liabilities:
NET CASH USED IN INVESTING ACTIVITIES	(1,451,535)	(41,702)	(44,700)	25,000
Proceeds from sale of common stock	611,242	0
222911	222,911	214,083	234,824	403,791
Proceeds from notes payable	0	1,811,070	311,070	372,232
Proceeds from issuance of convertible notes	3,777,500	0	0	320,500
Payments on advances to related party	(175,622)	(21,523)	(64,569)	0
Payments on convertible notes payable	0	(75,000)	(75,000)	(389,638)
Payments on capital lease obligations	(132,234)	(41,652)	(51,365)	(58,737)
Payments on notes payable	(375,622)	(286,518)	(286,518)	0
Proceeds from sale of preferred stock - Class C	0	760,000	760,000	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of preferred stock - Class D	0	2,000,000	2,000,000	0
Cash received for return on investment				25,000
Proceeds from sale of preferred stock - Class E	1,488,000	0
Cash paid for property, plant and equipment			(19,700)	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	5,416,175	4,360,460	4,869,341	2,018,724
NET CHANGE IN CASH	890,432	667,342	(6,988)	88,345
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock			540,899	812,576
Cash at end of period	1,081,917	865,815	191,485	198,473
Interest paid	169,055	7,072	20,853	0
Income tax paid	0	0	0	0
Proceeds from long-term notes payable			1,500,000	150,000
Non-cash consideration given for acquisitions through issuance of common stock and notes payable	2,422,836	550,000	511,706	0
Original issue discount from issuance of notes payable	1,523,198	0	0	39,500
Common stock issued for conversion of debt and accrued interest	45,277	0	3,172,918	778,657
Conversion of preferred stock to common stock	24	107	282	4,000
Inventory transferred to related party for note receivable	0	63,456	63,456	0
Investment in Jacksam transferred for reduction in related party debt	0	547,010
Proceeds from sale of preferred stock - Class B			0	408,000
Non-cash portion of termination agreement removing accrued compensation and related party debt in exchange for stock and new related party note	0	1,234,052	1,234,052	0
Deferred stock compensation recognized for acquisitions	0	450,000	450,000	0
Discount recognized on deferred stock compensation for acquisitions	0	110,402	110,402	0
Cash at beginning of period	$ 191,485	$ 198,473	198,473	110,128
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for accrued interest			0	15,420
Recognition of debt discount attributable to derivative liability			0	984,801
Derivative liability settlements			0	3,052,437
Derivative liability recognized from convertible debt			0	1,133,240
Investment in Jacksam transferred for reduction in Related Party debt			$ 547,010	218,874
Derivative liability in excess of face value				$ 149,213